Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Cash and Deposits with Banks
	At March 31,
	2019	2018
	(In millions)
Cash	¥1,062,952	¥703,138
Deposits with banks	56,700,489	53,992,931

Total cash and deposits with banks	¥57,763,441	¥54,696,069

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2019, 2018 and 2017 is shown as follows:

	At March 31,
	2019	2018	2017
	(In millions)
Cash and deposits with banks	¥57,763,441	¥54,696,069	¥47,330,155
Less: term deposits with original maturities over three months	(532,784)	(627,837)	(606,795)
Less: cash segregated as deposits and others	(514,128)	(667,099)	(478,541)
Add: cash and cash equivalents included in assets held for sale	—	15,323	—

Cash and cash equivalents	¥56,716,529	¥53,416,456	¥46,244,819